AAM Transformers ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Communication Services - 8.9%
2,052	Alphabet, Inc. - Class A (a)	$202,820
933	Baidu, Inc. - ADR (a)	125,656
2,114	Bilibili, Inc. - ADR (a)	52,850
1,136	Bumble, Inc. - Class A (a)	29,252
531	IAC, Inc. (a)	30,001
2,150	Kanzhun, Ltd. - ADR (a)	52,224
574	Match Group, Inc. (a)	31,065
1,134	Pinterest, Inc. - Class A (a)	29,813
4,006	ROBLOX Corporation - Class A (a)	149,063
1,731	Sea, Ltd. - ADR (a)	111,563
2,676	Snap, Inc. - Class A (a)	30,935
262	Take-Two Interactive Software, Inc. (a)	29,666
2,703	Tencent Holdings, Ltd. - ADR	131,771
1,384	TripAdvisor, Inc. (a)	32,247
955	ZoomInfo Technologies, Inc. (a)	26,960
		1,065,886
	Consumer Discretionary - 19.4%
1,348	Airbnb, Inc. - Class A (a)	149,776
1,179	Alibaba Group Holding, Ltd. - ADR (a)	129,926
2,188	Amazon.com, Inc. (a)	225,648
65	Booking Holdings, Inc. (a)	158,216
2,047	BYD Company, Ltd. - ADR	129,984
5,416	Coupang, Inc. (a)	91,476
2,467	DoorDash, Inc. - Class A (a)	142,889
204	Etsy, Inc. (a)	28,066
269	Expedia Group, Inc. (a)	30,747
7,013	Farfetch, Ltd. - Class A (a)	47,829
3,682	Fisker, Inc. (a)	27,431
1,765	Global-e Online, Ltd. (a)	52,897
1,843	Li Auto, Inc. - ADR (a)	45,891
2,770	Lucid Group, Inc. (a)	32,381
2,352	Meituan - ADR (a)	105,158
114	MercadoLibre, Inc. (a)	134,713
3,462	Naspers, Ltd. - ADR	134,153
3,205	NIO, Inc. - ADR (a)	38,684
1,233	Pinduoduo, Inc. - ADR (a)	120,809
8,147	Prosus NV - ADR	131,574
4,337	Rivian Automotive, Inc. - Class A (a)	84,138
1,060	Tesla, Inc. (a)	183,613
1,305	Trip.com Group, Ltd. - ADR (a)	47,972
604	Xometry, Inc. - Class A (a)	21,152
3,668	XPeng, Inc. - ADR (a)	39,028
		2,334,151
	Industrials - 14.2%
3,363	ABB, Ltd. - ADR	117,200
304	AeroVironment, Inc. (a)	27,047
3,701	Airbus SE - ADR	115,915
150	Axon Enterprise, Inc. (a)	29,316
1,275	Bloom Energy Corporation - Class A (a)	31,786
1,130	Boeing Company (a)	240,690
2,413	ChargePoint Holdings, Inc. (a)	29,294
203	Chart Industries, Inc. (a)	27,198
1,658	Fluence Energy, Inc. (a)	40,024
4,538	Full Truck Alliance Company, Ltd. - ADR (a)	36,531
281	Generac Holdings, Inc. (a)	33,889
13,297	Grab Holdings, Ltd. - Class A (a)	50,396
171	HEICO Corporation	29,232
454	Hexcel Corporation	32,043
720	Howmet Aerospace, Inc.	29,297
2,528	Lyft, Inc. - Class A (a)	41,080
395	MTU Aero Engines AG - ADR	49,122
1,772	Plug Power, Inc. (a)	30,159
127	RBC Bearings, Inc. (a)	30,984
513	Rockwell Automation, Inc.	144,681
3,443	Safran SA - ADR	123,569
3,604	Schneider Electric SE - ADR	116,914
1,026	Spirit AeroSystems Holdings, Inc. - Class A	37,090
874	Sunrun, Inc. (a)	22,969
2,506	Symbotic, Inc. (a)	39,219
4,733	Uber Technologies, Inc. (a)	146,392
4,845	Vestas Wind Systems A/S - ADR	46,948
		1,698,985
	Information Technology - 54.7% (b)
2,752	Advanced Micro Devices, Inc. (a)	206,813
1,920	Affirm Holdings, Inc. (a)	31,085
893	Allegro MicroSystems, Inc. (a)	34,086
631	Alteryx, Inc. - Class A (a)	35,014
774	Amadeus IT Group SA - ADR (a)	48,816
366	Ambarella, Inc. (a)	32,881
1,398	Apple, Inc.	201,717
1,008	Arista Networks, Inc. (a)	127,028
1,732	Asana, Inc. - Class A (a)	26,846
115	Aspen Technology, Inc. (a)	22,856
966	Atlassian Corporation - Class A (a)	156,125
359	Axcelis Technologies, Inc. (a)	39,472
229	Bill.com Holdings, Inc. (a)	26,477
418	Blackline, Inc. (a)	30,012
1,996	Block, Inc. (a)	163,113
1,077	Braze, Inc. - Class A (a)	34,464
382	Broadcom, Inc.	223,474
393	Calix, Inc. (a)	20,688
1,145	Canadian Solar, Inc. (a)	48,170
5,529	Chindata Group Holdings, Ltd. - ADR (a)	45,835
627	Ciena Corporation (a)	32,617
583	Cloudflare, Inc. - Class A (a)	30,847
742	Coherent Corporation (a)	32,203
1,238	Confluent, Inc. - Class A (a)	28,598
1,880	Credo Technology Group Holding, Ltd. (a)	32,580
1,099	Crowdstrike Holdings, Inc. - Class A (a)	116,384
286	CyberArk Software, Ltd. (a)	40,292
1,822	Datadog, Inc. - Class A (a)	136,304
911	DigitalOcean Holdings, Inc. (a)	26,738
3,284	Dlocal, Ltd. (a)	54,482
1,021	DoubleVerify Holdings, Inc. (a)	27,761
721	Dynatrace, Inc. (a)	27,708
498	Elastic NV (a)	29,302
1,723	EngageSmart, Inc. (a)	33,943
406	Enphase Energy, Inc. (a)	89,880
366	Entegris, Inc.	29,540
368	EPAM Systems, Inc. (a)	122,415
152	ExlService Holdings, Inc. (a)	25,931
1,392	Extreme Networks, Inc. (a)	25,098
169	First Solar, Inc. (a)	30,014
414	Five9, Inc. (a)	32,615
1,275	Flywire Corporation (a)	34,387
2,542	Fortinet, Inc. (a)	133,048
681	Gitlab, Inc. - Class A (a)	33,648
2,179	GLOBALFOUNDRIES, Inc. (a)	129,171
224	Globant SA (a)	36,328
1,024	HashiCorp, Inc. - Class A (a)	32,952
94	HubSpot, Inc. (a)	32,619
233	Impinj, Inc. (a)	30,239
508	Intuit, Inc.	214,716
1,860	Jfrog, Ltd. (a)	47,821
759	JinkoSolar Holding Company, Ltd. - ADR (a)	42,792
1,064	Lasertec Corporation - ADR (a)	39,783
397	Lattice Semiconductor Corporation (a)	30,089
511	Lumentum Holdings, Inc. (a)	30,752
4,155	Marqeta, Inc. - Class A (a)	27,548
3,043	Marvell Technology, Inc.	131,305
773	MaxLinear, Inc. (a)	31,848
2,489	Micron Technology, Inc.	150,087
811	Microsoft Corporation	200,974
337	MKS Instruments, Inc.	34,482
393	Monday.com, Ltd. (a)	51,165
173	MongoDB, Inc. (a)	37,058
75	Monolithic Power Systems, Inc.	31,992
1,050	nCino, Inc. (a)	30,030
490	Nova, Ltd. (a)	44,443
175	Novanta, Inc. (a)	28,257
1,224	NVIDIA Corporation	239,133
434	Okta, Inc. (a)	31,947
4,295	Pagseguro Digital, Ltd. - Class A - ADR (a)	43,337
3,667	Palantir Technologies, Inc. -Class A (a)	28,529
789	Palo Alto Networks, Inc. (a)	125,167
399	Paycom Software, Inc. (a)	129,252
986	Paycor HCM, Inc. (a)	24,758
130	Paylocity Holding Corporation (a)	27,078
552	Procore Technologies, Inc. (a)	30,884
950	Pure Storage, Inc. - Class A (a)	27,493
735	Rambus, Inc. (a)	29,745
736	RingCentral, Inc. - Class A (a)	28,726
1,426	Salesforce, Inc. (a)	239,525
2,358	Samsara, Inc. - Class A (a)	32,163
1,899	SentinelOne, Inc. - Class A (a)	28,656
330	ServiceNow, Inc. (a)	150,193
564	Shift4 Payments, Inc. - Class A (a)	36,119
203	Silicon Laboratories, Inc. (a)	31,853
269	SiTime Corporation (a)	30,997
741	Smartsheet, Inc. - Class A (a)	32,019
910	Snowflake, Inc. - Class A (a)	142,360
135	SolarEdge Technologies, Inc. (a)	43,083
320	Splunk, Inc. (a)	30,646
3,270	Sprinklr, Inc. - Class A (a)	32,504
454	Sprout Social, Inc. - Class A (a)	29,042
3,530	StoneCo, Ltd. - Class A (a)	39,395
393	Synopsys, Inc. (a)	139,024
1,307	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	121,198
736	Tenable Holdings, Inc. (a)	29,609
304	Teradyne, Inc.	30,917
1,560	Toast, Inc. - Class A (a)	34,804
574	Twilio, Inc. - Class A (a)	34,348
686	Unity Software, Inc. (a)	24,367
249	Universal Display Corporation	33,000
1,783	Verra Mobility Corporation (a)	27,512
336	Wolfspeed, Inc. (a)	25,875
796	Workday, Inc. - Class A (a)	144,418
222	Zscaler, Inc. (a)	27,564
		6,564,998
	Materials - 1.6%
478	Albemarle Corporation	134,533
14,112	Ginkgo Bioworks Holdings, Inc. (a)	27,518
1,005	Livent Corporation (a)	26,050
		188,101
	Utilities - 1.2%
803	Clearway Energy, Inc. - Class C	27,133
355	NextEra Energy Partners LP	26,022
307	Ormat Technologies, Inc.	28,413
6,970	ReNew Energy Global plc - Class A (a)	41,820
1,248	Sunnova Energy International, Inc. (a)	24,311
		147,699
	TOTAL COMMON STOCKS (Cost $11,371,441)	11,999,820

	SHORT-TERM INVESTMENTS - 0.0% (c)
5,317	Invesco Government & Agency Portfolio, Institutional Class - 4.30% (d)	5,317
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,317)	5,317
	TOTAL INVESTMENTS (Cost $11,376,758) - 100.0%	12,005,137
	Other Assets in Excess of Liabilities - 0.0% (c)	259
	TOTAL NET ASSETS - 100.0%	$12,005,396

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of January 31, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

AAM Transformers ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,999,820	$-	$-	$11,999,820
Short-Term Investments	5,317	-	-	5,317
Total Investments in Securities	$12,005,137	$-	$-	$12,005,137
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.